Notes Payable Non-Convertible	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Notes Payable Non-Convertible [Line Items]
NOTES PAYABLE NON-CONVERTIBLE

NOTE 6 - NOTES PAYABLE NON-CONVERTIBLE

On October 22, 2018, the Company issued a secured promissory note for $50,000, bearing interest at a rate of 8% per annum, with maturity date of December 31, 2018. The maturity date was extended multiple times and on February 16, 2023 the lender agreed to extend the maturity until June 30, 2023. The promissory note is secured by a Pledge and Escrow Agreement, whereby the Company agreed to pledge rights to a collateral due under certain Agreement. The outstanding balance as of January 31, 2023 and July 31, 2022 was $50,000.

Credit Agreement and Notes

Pursuant to the Credit Agreement (as defined in Note 2), Post Road will provide T3 with a secured loan of up to $20,000,000 (the “Loan”), with initial loans of $10,500,000 pursuant to the issuance of a Term Loan A Note and $3,500,000 pursuant to the issuance of a Term Loan B Note, each funded on November 17, 2020, and an additional $6,000,000 in loans, in increments of $1,000,000 as requested by T3 before the 18 month anniversary of the initial funding date to be lent pursuant to the issuance of a Delayed Draw Term Note. After payment of transaction-related expenses and closing fees of $964,000, net proceeds to the Company from the Note totaled $13,036,000. The Company recorded these discounts and cost of $964,000 as a discount to the Notes and will be amortized as interest expense over the term of the notes.

During the six months ended January 31, 2023, the total debt discount for the Term Loan A Note and the Term Loan B Note was fully amortized. The total debt discount outstanding on the notes as of January 31, 2023 and July 31, 2022 was $0.

Term Loan A Note with a maturity date of November 17, 2024, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan A is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.

Term Loan B had a maturity date of December 31, 2021, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan B is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three. The Term Loan B was recapitalized under the revised A&R Term Loan A Note as indicated below.

On December 20, 2021, T3 and Post Road entered into an amendment to the Credit Agreement (the “First Amendment”) in connection with which T3 issued an Amended and Restated Term Loan A Note (the “A&R Term Loan A Note”) in replacement of the Term Loan A Note. Under the First Amendment, the Term Loan B Note principal of $3,500,000, accrued interest of $187,442, and amendment fee of $1,418,744 were recapitalized under the revised A&R Term Loan A Note.

Pursuant to the First Amendment, the additional proceeds of $6,000,000 were used to fund the acquisition of the assets of Skynet Telecom LLC (“Skynet”) and for general corporate and working capital purposes as well as professional fees and other fees and expenses with respect to the transactions contemplated by the First Amendment. The Company evaluated the amendment and the recapitalization of the notes and accounted for these changes as an extinguishment of debt and recognized a loss on extinguishment of debt of $5,479,865, the loss is composed of the full amortization debt discount of $4,061,121, and the amendment fees of $1,418,744.

The A&R Term Loan A Note has a maturity date of November 17, 2024, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). The principal balance and accrued PIK interest outstanding on the A&R Term Loan was $23,206,436 and $22,168,515 as of January 31, 2023 and July 31, 2022, respectively, and had accrued PIK interest outstanding of $1,037,921 and $530,672, respectively.

On February 4, 2022, T3 and Post Road entered into a Joinder and Second Amendment to Credit Agreement (the “Joinder and Second Amendment”) in connection with which T3 issued a Term Loan C Note. Pursuant to the Joinder and Second Amendment, Post Road provided T3 with a secured loan of $10,000,000. The proceeds of $10,000,000 were used to fund the acquisition of Next Level Internet, Inc. (“Next Level” or “NLI”) and for general corporate and working capital purposes as well as professional fees and other fees and expenses with respect to the transactions contemplated by the Joinder and Second Amendment. At issuance the Company recognized $250,000 in OID and $220,000 in debt issuance. The total unamortized debt discount was $156,668 and $313,334 as of January 31, 2023 and July 31, 2022, respectively. The principal balance on the Term Loan C Note was $10,000,000 as of January 31, 2023 and July 31, 2022 and had accrued PIK interest outstanding of $414,903 and $199,413, respectively.

The Term Loan C Note has a maturity date of August 4, 2023, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%).

For further details regarding the Credit Agreement, as amended through February 3, 2023, please see the section of Note 2 titled “Management Plans to Continue as a Going Concern.”

Promissory Notes - Next Level Internet Acquisition

On February 4, 2022, as per the acquisition of Next Level, the Company entered into two unsecured promissory notes (the “Unsecured Adjustable Promissory Notes”) for $1,800,000 and $200,000, respectively. The notes are payable in eight equal quarterly installments in the aggregate amount of $250,000 each commencing on June 4, 2022, through and including March 7, 2024, with a base annual interest rate of 0% and a default annual interest rate of 18%. The amount owed is subject to change based on certain revenue milestones required to be achieved by Next Level. At issuance, the Company fair valued the notes and recognized a debt discount of $241,000 which is amortized over the term of the notes. The Company amortized $60,250 to interest expense during the six months ended January 31, 2023. Total unamortized debt discount on the notes as of January 31, 2023 and July 31, 2022 was $120,500 and $180,750, respectively. The total principal balance outstanding as of January 31, 2023 and July 31, 2022 on the Unsecured Adjustable Promissory Notes was $1,526,125 and $1,750,000, respectively.

On January 3, 2023, the Company amended its forbearance agreement with the Noteholders and agreed to pay the deferred payment, together with interest at the rate of 18% per annum (based upon the number of days elapsed between the date the deferred payment is scheduled for payment under the Notes and the date the deferred payment is actually paid and a year of 360 days) and extension fees of $7,500 on or before February 28, 2023 (the period from the effective date through February 28, 2023). This deferral of payment resulted in an additional principal added to the balance of $26,125, which consisted of the extension fee of $7,500 and interest expense of $18,625.

DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible [Line Items]
NOTES PAYABLE NON-CONVERTIBLE

NOTE 10 - NOTES PAYABLE NON-CONVERTIBLE

On October 22, 2018, the Company issued a secured promissory note for $50,000, bearing interest at a rate of 8% per annum, with maturity date of December 31, 2018. The maturity date was extended multiple times and subsequently on September 8, 2022, the lender agreed to extend the maturity until January 31, 2023. The promissory note is secured by a Pledge and Escrow Agreement, whereby the Company agreed to pledge rights to a collateral due under certain Agreement. The principal outstanding balance as of July 31, 2022, and July 31, 2021, was $50,000.

Credit Agreement and Notes

On November 17, 2020, T3 Nevada (a majority owned subsidiary of the Company) and T3 Nevada’s subsidiaries (T3 Nevada and its subsidiaries, collectively, “the T3 Nevada Parties”) entered into a credit agreement (the “Credit Agreement”) with Post Road Administrative LLC (the “Agent”) and its affiliate Post Road Special Opportunity Fund II LLP (collectively, “Post Road”). The Company is a party to certain sections of the Credit Agreement. Pursuant to the Credit Agreement, Post Road will provide T3 Nevada with a secured loan of up to $20,000,000, with initial loans of $10,500,000 pursuant to the issuance of a Term Loan A Note and $3,500,000 pursuant to the issuance of a Term Loan B Note, each funded on November 17, 2020, and an additional $6,000,000 on loans, in increments of $1,000,000 as requested by T3 Nevada before the 18 month anniversary of the initial funding date to be lent pursuant to the issuance of a Delayed Draw Term Note. After payment of transaction-related expenses and closing fees of $964,000, net proceeds to the Company from the Note totaled $13,036,000. The Company recorded these discounts and cost of $964,000 as a discount to the Notes and will be amortized as interest expense over the term of the notes.

During the year ended July 31, 2022, the Company amortized $1,294,201 of the total debt discount as interest expense for the Term Loan A Note and the Term Loan B Note. The total debt discount outstanding on the notes as of July 31, 2022, and July 31, 2021, were $0 and $5,355,322, respectively.

Term Loan A Note with a maturity date of November 17, 2024, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan A is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.

Term Loan B had a maturity date of December 31, 2021, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan B is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three. The Term Loan B was recapitalized under the revised A&R Term Loan A Note as indicated below.

On December 20, 2021, T3 Nevada and Post Road entered into an amendment to the Credit Agreement (the “Amendment”) in connection with which T3 Nevada issued an Amended and Restated Term Loan A Note (the “A&R Term Loan A Note”) in replacement of the Term Loan A Note. Under the First Amendment, the Term Loan B Note principal of $3,500,000, accrued interest of $187,442, and amendment fee of $1,418,744 were recapitalized under the revised A&R Term Loan A Note.

Pursuant to the First Amendment, the additional proceeds of $6,000,000 were used to fund the acquisition of Skynet Telecom LLC’s assets and for general corporate and working capital purposes as well as professional fees and other fees and expenses with respect to the transactions contemplated by the Amendment. The Company evaluated the amendment and the recapitalization of the notes and accounted for these changes as an extinguishment of debt and recognized a loss on extinguishment of debt of $5,479,865, the loss is composed of the full amortization debt discount of $4,061,121, and the amendment fees of $1,418,744.

The A&R Term Loan A Note has maturity dates of November 17, 2024, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). The principal balance and accrued PIK interest outstanding on the A&R Term Loan A Note were $22,168,515 and $530,672, respectively as of July 31, 2022.

On February 4, 2022, the T3 Nevada Parties and Post Road agreed that Post Road would provide T3 Nevada with a secured loan of $10,000,000 pursuant to a Term Loan C Note. The proceeds of $10,000,000 were used to fund the acquisition of Next Level and for general corporate and working capital purposes as well as professional fees and other fees and expenses with respect to the transactions contemplated by the Amendment. At issuance the company recognized $250,000 in OID and $220,000 in debt issuance cost which will be amortized over the term of the note. The total unamortized debt discount was $313,334. The principal balance and accrued PIK interest outstanding on the Term Loan C Note were $10,000,000 and $199,413, respectively as of July 31, 2022.

The Term Loan C Note has a maturity date of August 4, 2023, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%).

The Credit Agreement contains customary representations, warranties, and indemnification provisions. The Credit Agreement also contains affirmative and negative covenants with respect to operation of the business and properties of the loan parties as well as financial performance. Below are key covenants requirements, (measured quarterly):

1. Maximum Allowed - Senior Leverage Ratio of 4.06 to 1.00

2. Minimum Allowed - EBITDA of $3,719,589

3. Minimum Allowed - Liquidity of $2,000,000

4. Maximum Allowed - Capital Expenditures of $94,798 (Quarterly)

5. Minimum Allowed - Fixed Charge Coverage Ratio of 1.5 to 1.00

6. Maximum Allowed - Churn of 3.00% at any time

On June 13, 2022, the lender agreed to forbear the financial covenants that were not complied with during the quarter ended April 30, 2022. Subsequentially, on October 17, 2022, the lender agreed to forbear the financial covenants that were not complied with during the year and quarter ended July 31, 2022.

T3 Nevada’s obligations under the Credit Agreement are secured by a first-priority security interest in all of the assets of T3 Nevada and guaranteed by the other subsidiaries of the Company pursuant to the Guaranty and Collateral Agreement, dated November 17, 2020, subsequently amended on December 31, 2021, and February 4, 2022, by and among T3 Nevada, T3’s Nevada’s subsidiaries, and the Agent (the “Guaranty and Collateral Agreement”). In addition, T3 Nevada’s obligations under the Credit Agreement are, pursuant to a Pledge Agreement (the “Pledge Agreement”), secured by a pledge of a first priority security interest in T3 Nevada’s 100% equity ownership of each of T3 Nevada’s operating companies.

Promissory Notes - Next Level Internet Acquisition

On February 4, 2022, as per the acquisition of Next Level Internet, Inc. (“Next Level” or “NLI”), the Company entered into two unsecured promissory notes (the “Unsecured Adjustable Promissory Notes”) for $1,800,000 and $200,000, respectively. The notes are payable in eight equal quarterly installments in the aggregate amount of $250,000 each commencing on June 4, 2022, through and including March 7, 2024, with a base annual interest rate of 0% and a default annual interest rate of 18%. The amount owed is subject to change based on certain revenue milestones required to be achieved by Next Level. At issuance, the Company fair valued the notes and recognized a debt discount of $241,000 which is amortized over the term of the notes. The Company amortized $60,250 to interest expense during the year ended July 31, 2022. Total unamortized debt discount on the notes as of July 31, 2022, was $180,750. During the year ended July 31, 2022, the Company made a principal payment of $250,000. The total principal balance outstanding as of July 31, 2022, on the Unsecured Adjustable Promissory Notes was $1,750,000.